FINANCIAL ASSETS AND LIABILITIES (Details 11) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total assets	$ 1,496	$ 741
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	1,468	706
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	1
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	27	35
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Total assets		7
Guarantee Deposits [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		7
Guarantee Deposits [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Guarantee Deposits [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	692	389
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	692	389
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	110	79
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	110	79
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	11	3
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	11	3
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total assets	618	140
Mutual Funds [Member] | Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	618	140
Mutual Funds [Member] | Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	64	123
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	37	88
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	27	$ 35
Derivative Financial Instruments [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total assets	1
Derivative Financial Instruments [Member] | Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Derivative Financial Instruments [Member] | Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	1
Derivative Financial Instruments [Member] | Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets